SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of property and equipment are depreciated using the straight-line method over the estimated useful lives of the assets

Category	Estimated useful life
Property	25-46 years
Leasehold improvements	Over the shorter of lease term or the estimated useful lives of the assets
Optical fibers	10-20 years
Computer and network equipment	1-10 years
Office equipment	2-8 years
Motor vehicles	2-8 years

Schedule of weighted average useful lives of intangible assets

Purchased software	5.1 years
Radio spectrum license	15 years
Operating permits*	31.9 years
Contract backlog*	4.9 years
Customer relationships*	8.8 years
Licenses*	15 years
Supplier relationships*	10 years
Trade Names*	20 years
Platform software*	5 years
Non-complete agreements*	5 years
Internal use software	4 years

*Acquired in the acquisitions of subsidiaries.

Schedule of impairment charges associated with long-lived assets and acquired intangibles

	For the years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
Impairment of equipment	237,956	—	—	—
Impairment of intangible assets	163,852	—	—	—

Schedule of total interest expenses capitalized during the period, the interest expenses

As a result of total interest costs capitalized during the period, the interest expense for the years ended December 31, 2017, 2018 and 2019, was as follows:

	For the years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
Interest expense and amortization cost of bonds payable	63,354	150,098	223,832	32,151
Interest expense on bank borrowings	87,916	19,395	14,212	2,041
Interest expense on finance lease	63,757	79,935	120,185	17,263
Total interest costs	215,027	249,428	358,229	51,455
Less: Total interest costs capitalized	(29,714)	(13,362)	(12,274)	(1,762)
Interest expense, net	185,313	236,066	345,955	49,693